TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 12        -          TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The total directors’ fees (including the chairman of the Board) for the year 2018 amounted to $354 (2017 - $350, 2016 - $267). The number of share options granted to directors in 2018 amounted to 138,000.